Accrued liabilities and other current payables (Tables)	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables

	As of March 31,
	2022	2021

Advances from customers	$4,248	$85,249
Accrued liabilities	209,019	97,238
Other current payables	21,141	23,775
Accrued expenses and other payables	$234,408	$206,262